Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale and Held-To-Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	$ 84,029,645	$ 79,180,533
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	4,363,576	3,667,435
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	846,250	2,113,500
Total fixed-maturity securities, available-for-sale, Fair value	87,546,971	80,734,468
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	28	55
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains	3,602	5,224
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses	0	0
Total fixed-maturity securities, held-to-maturity, Fair value	3,630	5,279
Equity securities amortized cost	316,541	71,005
Equity securities fair value	320,166	68,611
Available for sale and held-to-maturity securities, Amortized cost or cost	84,346,214	79,251,593
Available for sale and held-to-maturity securities, gross unrealized gains	4,370,803	3,672,659
Available for sale and held-to-maturity securities, gross unrealized losses	846,250	2,115,894
Available for sale and held-to-maturity securities, fair value	87,870,767	80,808,358
U.S. Government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	1,712,400	1,682,642
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	41,003	78,089
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	16,880	5,407
Total fixed-maturity securities, available-for-sale, Fair value	1,736,523	1,755,324
Agencies not backed by the full faith and credit of the U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	8,766	10,474
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	113	91
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	22	51
Total fixed-maturity securities, available-for-sale, Fair value	8,857	10,514
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	9,379,273	8,533,503
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	612,248	514,459
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	36,908	49,428
Total fixed-maturity securities, available-for-sale, Fair value	9,954,613	8,998,534
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	426,724	269,608
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	21,006	9,675
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	8,803	7,116
Total fixed-maturity securities, available-for-sale, Fair value	438,927	272,167
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	60,668,745	56,402,323
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	3,489,117	2,756,065
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	617,795	1,989,705
Total fixed-maturity securities, available-for-sale, Fair value	63,540,067	57,168,683
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	28	55
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains	5	10
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses	0	0
Total fixed-maturity securities, held-to-maturity, Fair value	33	65
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	11,615,711	12,263,037
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	188,528	296,408
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	153,975	61,646
Total fixed-maturity securities, available-for-sale, Fair value	11,650,264	12,497,799
Collateralized mortgage obligations
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	209,165	9,208
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	491	1,075
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	11,867	0
Total fixed-maturity securities, available-for-sale, Fair value	197,789	10,283
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	8,861	9,738
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	11,070	11,573
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	0	147
Total fixed-maturity securities, available-for-sale, Fair value	19,931	21,164
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains	3,597	5,214
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses	0	0
Total fixed-maturity securities, held-to-maturity, Fair value	3,597	5,214
Common stock
Schedule of Available-for-sale Securities [Line Items]
Equity securities amortized cost	316,541	71,005
Equity securities gross unrealized gain	3,625	0
Equity securities gross unrealized losses	0	2,394
Equity securities fair value	$ 320,166	$ 68,611